Stock-Based Compensation - Weighted-Average Grant Date Fair Value and Assumptions Used as Inputs for Options (Details) - Stock options	12 Months Ended
Dec. 31, 2020 $ / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant date fair value of options (in USD per share)	$ 2.10
Expected term, in years	5 years 6 months 18 days
Expected volatility	39.82%
Risk-free interest rate	0.371%
Expected dividend yield	0.00%